Fair Value Measurements Fair Value Measurements (Details 3) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, fair value	$ 2,937	$ 2,838